Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax benefit at statutory tax rate of zero percent		$ 0.0	$ 0.0		$ 0.0
Overseas statutory tax rates differential		(0.9)	(3.8)		(21.2)
Base erosion and anti-abuse tax (BEAT) expense		6.1	4.3		0.3
Prior year adjustments		0.5	(25.0)		(1.7)
Change in valuation allowance (2)		9.6	40.8		42.6
Impact of unrecognized tax benefits		0.0	0.0		0.0
Restricted foreign tax credits		0.0	0.0		1.5
Australian non-resident withholding tax		0.6	1.0		1.0
Share-based payments		0.0	0.0		(0.6)
Foreign exchange		(1.5)	0.2		0.0
Non-deductible expenses		2.4	4.7		0.0
Non-taxable items		0.0	0.0		(0.1)
Impact of changes in statutory tax rates (5)		(11.5)	(3.8)		1.1
Total tax expense/(benefit)		5.3	$ 18.4	[1]	$ 22.9	[1]
U.K.
Operating Loss Carryforwards [Line Items]
U.K. tax change effect		$ 11.3
U. K. corporate tax rate		19.00%
U.K. | Forecast
Operating Loss Carryforwards [Line Items]
U. K. corporate tax rate	25.00%
Lloyd's syndicate
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses		$ 5.5
Lloyd's and ABL
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses		9.1
U.S. operations
Operating Loss Carryforwards [Line Items]
Valuation allowance, associated losses		(5.0)
Valuation allowance, use of existing net operating losses		$ 15.5

[1]	Net earned premium has been corrected for immaterial errors in relation to gross written premium and reinsurance premium payables for periods 2020 and prior. Net realized and unrealized exchange gains/(losses) and change in foreign currency translation adjustment have been corrected to account for the correction of foreign exchange movements on underwriting premium receivables which should have been matched with an underwriting premium receivable payment for periods 2020 and prior. Income tax expense has been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Total revenues, net income/(loss) and other comprehensive income/(loss) before and after income taxes have been corrected as a result of the corrections mentioned above for periods 2020 and 2019. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.